Net Deferred Tax Position - Summary of Net Deferred Tax Position (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	€ 1,199	€ 2,686	€ 2,378
Consolidation adjustments (intragroup margin in inventory) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	1,195	969	1,095
Provision for pensions and other employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	1,166	1,263	1,538
Remeasurement of other acquired intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(3,740)	(1,713)	(2,797)
Recognition of acquired property, plant and equiment at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(31)	(36)	(44)
Equity interests in subsidiaries and investments in other entities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(437)	(592)	(818)
Tax losses available for carry-forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	1,341	1,059	1,070
Stock options and share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	110	88	126
Accrued expenses and provisions deductible at time of payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	1,394	1,342	2,202
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	€ 201	€ 306	€ 6